Commitments	12 Months Ended
Dec. 31, 2010
Commitments
NOTE 9

Commitments

Agreements

The Company has entered into several agreements, letters of intent, and memorandums of understanding during 2010 and 2009 and through the date of this Annual Report on Form 10-K, none of which require the recording of any assets, liabilities, revenues or expenses.

Lease Commitments

In December 2010, Sanswire moved its corporate headquarters to the Kennedy Space Center and is now located at State Road 405, Bldg M6-306A, Room 1400, Kennedy Space Center, FL 32815. Base rent under the lease agreement, with a term of one year, is $1,500 per month plus 6% state sales tax. The Company has an option to lease the adjacent Room 1401 for an additional $1,500 per month plus 6% state sales tax, and believes that with this option, the new facilities are adequate for its existing needs and will accommodate future expansion. The Company’s headquarters were previously located at 17501 Biscayne Blvd., Aventura, FL 33160 which was vacated on January 31, 2011 as the lease thereon expired.

Rent expense for 2010 and 2009 was $33,591 and $23,498, respectively.

Estimated future minimum rental payments and lease payments on non-cancelable operating leases as of December 31, 2010 were as follows:

Year Ended December 31, 2011 - $17,490